Other Income and Expense (Nonoperating Income) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2020	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain	$ 178	$ 36	$ 214
Other Income [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain				$ 5	[1]	$ 254		$ 0
Litigation Settlement, Amount Awarded from Other Party				6		53		0
Asset Acquisition of a VIE, Contingent Consideration, Remeasurement Gain				3		28		0
Gain (Loss) on Disposition of Other Assets				0		24	[2]	46
Gain on pension curtailment				0		11		0
Non-service pension income				5		10		0
Gain on acquired customer contracts				5		0		0
Public Utilities, Allowance for Funds Used During Construction, Additions				10		8		5
liquidated damages power sales				10		0		0
Insured Event, Gain (Loss)				12		0		0	[3]
Other				24		22		24
Other income				102		410		75
Gain on remeasurement of Investment				22		0		0
Other Expense [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cost of Disposition of Business Interest				15		0		0
Gain (Loss) on Disposition of Assets				$ 13		$ 14		$ 7

[1]	of legal arbitration at Alto Maipo.
(4)For the year ended December 31, 2021, related to the remeasurement of our existing equity interest in sPower’s development platform as part of the step acquisition to form AES Clean Energy Development. See Note 25—Acquisitions for further information.
(5)For the year ended December 31, 2021, primarily related to the remeasurement of contingent consideration on the Great Cove Solar acquisition at AES Clean Energy. See Note 25—Acquisitions for further information.

[2]	For the year ended December 31, 2020, primarily associated with the gain on sale of Redondo Beach land at Southland. See Note 24—Held-for-Sale and Dispositions for further information.
[3]	(7)Cost of disposition of a business interest at AES Gilbert due to a fire incident in April 2022, including the recognition of an allowance on the sales-type lease receivable.